Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company - Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	2,511,803,710	543,307,703	79,020,828
Short-term amounts due from related parties	2,277,228,227	2,970,270,234	432,007,888
Other current assets	4,564,046	1,715,437	249,500
Total current assets	4,793,595,983	3,515,293,374	511,278,216
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	4,585,078,902	7,312,249,746	1,063,522,616
Total non-current assets	4,585,078,902	7,312,249,746	1,063,522,616
TOTAL ASSETS	9,378,674,885	10,827,543,120	1,574,800,832

Condensed balance sheets - continued

	As of December 31,
	2017	2018
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	1,378,058	2,536,138	368,866
Short-term amounts due to related parties	4,971,082	4,393,726	639,041
Total current liabilities	6,349,140	6,929,864	1,007,907
TOTAL LIABILITIES	6,349,140	6,929,864	1,007,907
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 266,884,398 shares issued and 262,347,283 shares outstanding, as of December 31, 2017; 656,508,828 shares authorized, 243,425,092 shares issued and 232,952,916 shares outstanding, as of December 31, 2018)	177,140	161,442	23,481
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2017 and 2018)	43,836	43,836	6,376
Treasury stock	(421,164,802)	(362,130,324)	(52,669,671)
Additional paid-in capital	5,441,668,033	4,030,410,733	586,198,929
Accumulated other comprehensive income/(loss)	(329,387,410)	(44,858,239)	(6,524,361)
Retained earnings	4,680,988,948	7,196,985,808	1,046,758,171
Total shareholders’ equity	9,372,325,745	10,820,613,256	1,573,792,925
TOTAL LIABILITIES
AND SHAREHOLDERS’ EQUITY	9,378,674,885	10,827,543,120	1,574,800,832

Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Share-based compensation expense	(22,133,620)	(66,522,766)	(55,734,443)	(8,106,239)
General and administrative	—	(7,263,250)	(26,615,449)	(3,871,057)
Interest and investment income, net	—	6,189,009	9,919,513	1,442,733
Other non-interest income	—	—	5,701,978	829,318
Foreign exchange loss, net	—	—	(92,089,724)	(13,393,895)
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	598,786,238	2,315,454,720	2,549,589,488	370,822,411
Net income before income taxes	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Income tax expense	—	—	—	—
Net income	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Other comprehensive income
Foreign currency translation adjustment	—	(329,387,410)	284,529,171	41,383,052
Total comprehensive income	576,652,618	1,918,470,303	2,675,300,534	389,106,323

Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(598,786,238)	(2,315,454,720)	(2,549,589,488)	(370,822,411)
Share-based compensation expense	22,133,620	66,522,766	55,734,443	8,106,239
Foreign exchange loss net	—	—	92,089,724	13,393,895
Changes in operating assets and liabilities:
Receivables from related party	—	(22,577)	(5,508,535)	(801,183)
Other current receivables	—	(4,564,046)	2,848,608	414,313
Other current payables	—	1,378,058	1,158,081	168,436
Net cash used in operating activities	—	(4,282,806)	(12,495,804)	(1,817,440)
Net cash used in investing activities	—	(2,033,240,388)	(562,307,977)	(81,784,303)
Net cash (used in) /provided by financing activities	—	4,881,181,230	(1,410,797,361)	(205,191,966)
Effect of exchange rate changes on cash and cash equivalents	—	(331,854,326)	17,105,135	2,487,839
Net (decrease)/increase in cash and cash equivalents	—	2,511,803,710	(1,968,496,007)	(286,305,870)
Cash and cash equivalents at beginning of the year	—	—	2,511,803,710	365,326,698
Cash and cash equivalents at end of the year	—	2,511,803,710	543,307,703	79,020,828